Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 71,560,000
Total Fee Amount	9,882.44
Total Offset Amount	0
Net Fee	$ 9,882.44
Offset Table N/A	N/A